Note 4 - Stockholders' Equity - Summary for Warrant Activity (Details) - Stock Purchase Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of warrants outstanding (in shares)	360,175	353,869
Range One [Member]
Lower exercise price range (in dollars per share)	$ 6	$ 11.40
Upper range of exercise prices (in dollars per share)	$ 17.50	$ 17.50
Number of warrants outstanding (in shares)	333,135	308,135
Expiration dates		August 2024
Range One [Member] | Minimum [Member]
Expiration dates	May 2021	May 2021
Range Two [Member]
Lower exercise price range (in dollars per share)	$ 22.20	$ 22.20
Upper range of exercise prices (in dollars per share)	$ 115.80	$ 115.80
Number of warrants outstanding (in shares)	1,731	1,731
Expiration dates		May 2023
Range Two [Member] | Minimum [Member]
Expiration dates	May 2021	May 2021
Range Three [Member]
Lower exercise price range (in dollars per share)	$ 256	$ 256
Upper range of exercise prices (in dollars per share)	$ 258	$ 258
Number of warrants outstanding (in shares)	1,965	1,965
Expiration dates	January 2022	January 2022
Range Three [Member] | Minimum [Member]
Expiration dates		January 2022
Range Four [Member]
Lower exercise price range (in dollars per share)	$ 324	$ 324
Upper range of exercise prices (in dollars per share)	$ 326	$ 326
Number of warrants outstanding (in shares)	8,727	8,727
Expiration dates	March 2020	March 2020
Range Four [Member] | Minimum [Member]
Expiration dates		March 2020
Range Six [Member]
Lower exercise price range (in dollars per share)	$ 690	$ 442
Upper range of exercise prices (in dollars per share)	$ 784	$ 558
Number of warrants outstanding (in shares)	11,828	7,688
Expiration dates		January 2021
Range Six [Member] | Minimum [Member]
Expiration dates	October 2019	March 2019
Range Seven [Member]
Lower exercise price range (in dollars per share)	$ 1,046.20	$ 690
Upper range of exercise prices (in dollars per share)	$ 1,046.20	$ 784
Number of warrants outstanding (in shares)	577	11,828
Expiration dates	July 2019	October 2021
Range Seven [Member] | Minimum [Member]
Expiration dates		October 2019
Range Nine [Member]
Lower exercise price range (in dollars per share)		$ 946
Upper range of exercise prices (in dollars per share)		$ 1,044
Number of warrants outstanding (in shares)		13,795
Expiration dates		July 2019
Range Nine [Member] | Minimum [Member]
Expiration dates		January 2019